Portfolio of Investments – as of March 31, 2024 (Unaudited)
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 95.6% of Net Assets
	Aerospace & Defense — 2.0%
109,321	Boeing Co.(a)	$21,097,860
	Air Freight & Logistics — 0.5%
44,859	Expeditors International of Washington, Inc.	5,453,509
	Automobile Components — 0.4%
132,170	Mobileye Global, Inc., Class A(a)	4,249,265
	Automobiles — 3.6%
455,000	General Motors Co.	20,634,250
99,742	Tesla, Inc.(a)	17,533,646
		38,167,896
	Banks — 6.0%
721,300	Bank of America Corp.	27,351,696
271,800	Citigroup, Inc.	17,188,632
330,000	Wells Fargo & Co.	19,126,800
		63,667,128
	Beverages — 2.0%
12,306	Boston Beer Co., Inc., Class A(a)	3,746,193
290,194	Monster Beverage Corp.(a)	17,202,700
		20,948,893
	Biotechnology — 2.2%
51,237	Alnylam Pharmaceuticals, Inc.(a)	7,657,370
57,967	CRISPR Therapeutics AG(a)	3,951,031
11,854	Regeneron Pharmaceuticals, Inc.(a)	11,409,356
		23,017,757
	Broadline Retail — 3.1%
46,503	Alibaba Group Holding Ltd., ADR	3,364,957
165,073	Amazon.com, Inc.(a)	29,775,868
		33,140,825
	Building Products — 1.2%
156,600	Masco Corp.	12,352,608
	Capital Markets — 8.8%
294,100	Bank of New York Mellon Corp.	16,946,042
231,645	Charles Schwab Corp.	16,757,199
14,164	FactSet Research Systems, Inc.	6,435,980
153,400	Intercontinental Exchange, Inc.	21,081,762
195,000	KKR & Co., Inc.	19,613,100
11,719	MSCI, Inc.	6,567,914
88,409	SEI Investments Co.	6,356,607
		93,758,604
	Chemicals — 1.5%
284,615	Corteva, Inc.	16,413,747
	Consumer Finance — 5.4%
369,700	Ally Financial, Inc.	15,006,123
82,400	American Express Co.	18,761,656
154,785	Capital One Financial Corp.	23,045,939
		56,813,718
	Consumer Staples Distribution & Retail — 1.8%
342,500	Kroger Co.	19,567,025
	Entertainment — 4.8%
40,580	Netflix, Inc.(a)	24,645,452
121,570	Walt Disney Co.	14,875,305
1,350,600	Warner Bros Discovery, Inc.(a)	11,790,738
		51,311,495
	Financial Services — 4.6%
68,162	Block, Inc.(a)	5,765,142
119,100	Fiserv, Inc.(a)	19,034,562
63,654	PayPal Holdings, Inc.(a)	4,264,181
69,432	Visa, Inc., Class A	19,377,083
		48,440,968
Shares	Description	Value (†)
	Health Care Equipment & Supplies — 0.5%
13,332	Intuitive Surgical, Inc.(a)	$5,320,668
	Health Care Providers & Services — 1.7%
235,400	Centene Corp.(a)	18,474,192
	Health Care Technology — 1.4%
216,008	Doximity, Inc., Class A(a)	5,812,775
38,604	Veeva Systems, Inc., Class A(a)	8,944,161
		14,756,936
	Hotels, Restaurants & Leisure — 1.4%
75,771	Starbucks Corp.	6,924,712
95,471	Yum China Holdings, Inc.	3,798,791
30,128	Yum! Brands, Inc.	4,177,247
		14,900,750
	Insurance — 1.6%
61,900	Willis Towers Watson PLC	17,022,500
	Interactive Media & Services — 8.3%
303,065	Alphabet, Inc., Class A(a)	45,741,600
36,695	Alphabet, Inc., Class C(a)	5,587,181
76,577	Meta Platforms, Inc., Class A	37,184,260
		88,513,041
	IT Services — 0.7%
93,372	Shopify, Inc., Class A(a)	7,205,517
	Life Sciences Tools & Services — 2.4%
38,329	Illumina, Inc.(a)	5,263,338
81,700	IQVIA Holdings, Inc.(a)	20,661,113
		25,924,451
	Machinery — 2.0%
51,469	Deere & Co.	21,140,377
	Media — 3.2%
414,780	Comcast Corp., Class A	17,980,713
275,800	Liberty Broadband Corp., Class C(a)	15,784,034
		33,764,747
	Oil, Gas & Consumable Fuels — 6.4%
340,941	APA Corp.	11,721,551
167,900	ConocoPhillips	21,370,312
133,538	EOG Resources, Inc.	17,071,498
108,800	Phillips 66	17,771,392
		67,934,753
	Pharmaceuticals — 1.5%
35,872	Novartis AG, ADR	3,469,898
72,972	Novo Nordisk AS, ADR	9,369,605
108,430	Roche Holding AG, ADR	3,461,086
		16,300,589
	Real Estate Management & Development — 1.8%
200,000	CBRE Group, Inc., Class A(a)	19,448,000
	Semiconductors & Semiconductor Equipment — 5.5%
92,017	ARM Holdings PLC, ADR(a)	11,501,205
41,573	NVIDIA Corp.	37,563,700
54,133	QUALCOMM, Inc.	9,164,717
		58,229,622
	Software — 7.8%
55,581	Autodesk, Inc.(a)	14,474,404
37,034	Microsoft Corp.	15,580,944
160,827	Oracle Corp.	20,201,479
74,710	Salesforce, Inc.	22,501,158
35,762	Workday, Inc., Class A(a)	9,754,086
		82,512,071

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.2%
355,946	Under Armour, Inc., Class A(a)	$2,626,881
	Tobacco — 1.3%
306,400	Altria Group, Inc.	13,365,168
	Total Common Stocks (Identified Cost $647,747,346)	1,015,841,561

Principal Amount
Short-Term Investments — 4.5%
$47,578,799	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $47,597,302 on 4/01/2024 collateralized by $19,575,000 U.S. Treasury Note, 2.375% due 4/30/2026 valued at $18,915,016; $29,777,600 U.S. Treasury Note, 3.625% due 5/15/2026 valued at $29,615,482 including accrued interest(b) (Identified Cost $47,578,799)	47,578,799
	Total Investments — 100.1% (Identified Cost $695,326,145)	1,063,420,360
	Other assets less liabilities — (0.1)%	(1,108,406)
	Net Assets — 100.0%	$1,062,311,954

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,015,841,561	$ —	$ —	$1,015,841,561
Short-Term Investments	—	47,578,799	—	47,578,799
Total Investments	$1,015,841,561	$47,578,799	$—	$1,063,420,360

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2024 (Unaudited)
Capital Markets	8.8%
Interactive Media & Services	8.3
Software	7.8
Oil, Gas & Consumable Fuels	6.4
Banks	6.0
Semiconductors & Semiconductor Equipment	5.5
Consumer Finance	5.4
Entertainment	4.8
Financial Services	4.6
Automobiles	3.6
Media	3.2
Broadline Retail	3.1
Life Sciences Tools & Services	2.4
Biotechnology	2.2
Machinery	2.0
Aerospace & Defense	2.0
Beverages	2.0
Other Investments, less than 2% each	17.5
Short-Term Investments	4.5
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%